Convertible Debentures and Notes Payable (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
2021	$ 60,294	$ 43,167
2022	116,542	230,036
2023	3,327	28,951
2024	3,454	3,296
2025	3,586	3,422
Thereafter	140,373	138,620
Total	327,575	447,492
Notes Payable [Member]
2021	33,033	5,943
2022	34,058	32,940
2023	3,327	28,951
2024	3,454	3,296
2025	3,586	3,422
Thereafter	140,373	138,620
Total	216,275	213,162
Convertible Notes [Member]
2021	27,261	37,224
2022	82,484	197,106
2023	0	0
2024	0	0
2025	0	0
Thereafter	0	0
Total	$ 109,744	$ 234,330